Darin Smith
Vice President and
Associate General Counsel
(319) 573-2676
darin.smith@equitable.com

August 11, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-8629

Re:	Separate Account No. 49

Initial Registration Statement on Form N-4

Structured Capital Strategies Income®

File No. 811-07659

Commissioners:

On behalf of Equitable Financial Life Insurance Company (“Equitable Financial”), we are filing pursuant to Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940 (“1940 Act”), the above-referenced Registration Statement with respect to Equitable Financial’s Separate Account No. 49.

This Registration Statement relates to a new version of the Structured Capital Strategies PLUS® 21variable and index-linked deferred annuity contract to be issued by Equitable Financial with variable investment option funded through Equitable Financial’s Separate Account No. 49. The contract will be offered and sold through both Equitable Financial’s wholesale distribution channel and its retail distribution channel. To this end, the principal underwriters of Separate Account No. 49, and the distributors of the Structured Capital Strategies® contracts are Equitable Distributors, LLC and Equitable Advisors, Inc., both of which are affiliates of Equitable Financial.

In reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), we hereby request selective review from the Commission and its Staff of the disclosure related to the principal differences in Structured Capital Strategies® design as listed below. Except for the disclosure relating to the principal differences, the disclosure set forth in this initial Registration Statement is substantially similar to the disclosure that has been previously filed with the Commission and commented on by the Staff in relation to the Structured Capital Strategies PLUS® 21 Registration Statement as recently as June 10, 2021.

The principal differences between the new Structured Capital Strategies Income® and Structured Capital Strategies PLUS® 21 are:

•	Structured Capital Strategies Income® will be issued with a Guaranteed Lifetime Withdrawal Benefit that has an additional charge.

•

Structured Capital Strategies Income® will offer an optional Highest Anniversary Value Death Benefit for an additional charge and be issued with a Return of Premium Death Benefit at no additional charge (unless the optional Highest Anniversary Value Death Benefit is elected).

•	Structured Capital Strategies Income® will offer 3-year instead of 6-year Segments.

•	Structured Capital Strategies Income® Dual Direct Segments will have minimum Performance Cap Rates that are lower than the Segment Buffer.

•	Structured Capital Strategies Income® will not offer Series C contracts.

Under these circumstances, we believe a limited staff review is appropriate.

We would like to have Structured Capital Strategies Income® effective by November 5, 2021. Accordingly, we would greatly appreciate the Staff’s effort in providing us with comments by September 6, 2021, or as soon as practicable thereafter. We will file a Pre-Effective Amendment that will address any Staff comments to the prospectus. Also, we will provide any additional exhibits (including contract forms) that might be necessary.

At the appropriate time, Equitable Financial will request acceleration of the effectiveness of the Registration Statement pursuant to Rule 461 under the Securities Act.

Please contact the undersigned at (319) 573-2676 if you have any questions or comments.

Best regards,

/s/ Darin Smith
Darin Smith